Summary of significant accounting policies - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, net	$ 132,344	$ 53,303
Impairment of goodwill	$ 0	0	$ 0
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Accounts payable
Supplier finance obligation	$ 14,226	14,849	13,650
Lease term for most restaurants	19 years
Restructuring charges	$ 8,721	0	0
Equity method investment, realized gain (loss)	(528)	54	1,492
Reorganization and Optimization Plan
Summary Of Significant Accounting Policies [Line Items]
Restructuring charges	8,721
Expected cost	9,950
Reorganization and Optimization Plan | Corporate
Summary Of Significant Accounting Policies [Line Items]
Restructuring charges	2,684
Reorganization and Optimization Plan | Brazil
Summary Of Significant Accounting Policies [Line Items]
Restructuring charges	2,952
Reorganization and Optimization Plan | NOLAD
Summary Of Significant Accounting Policies [Line Items]
Restructuring charges	1,665
Reorganization and Optimization Plan | SLAD
Summary Of Significant Accounting Policies [Line Items]
Restructuring charges	1,420
Company-operated restaurants
Summary Of Significant Accounting Policies [Line Items]
Advertising costs	174,107	184,145	175,043
Franchised operations
Summary Of Significant Accounting Policies [Line Items]
Advertising costs	$ 56,147	$ 52,761	$ 51,054
Internal used software
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	3 years
Initial franchise fees
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, net	$ 67,592
Maximum
Summary Of Significant Accounting Policies [Line Items]
Supplier payment period	180 days
Maximum | Third party financial institutions
Summary Of Significant Accounting Policies [Line Items]
Supplier payment period	180 days
Maximum | Building
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	40 years
Maximum | Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	10 years
Minimum
Summary Of Significant Accounting Policies [Line Items]
Supplier payment period	15 days
Minimum | Third party financial institutions
Summary Of Significant Accounting Policies [Line Items]
Supplier payment period	45 days
Minimum | Equipment
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Argentina
Summary Of Significant Accounting Policies [Line Items]
Non-monetary asset	$ 186,500
Venezuela
Summary Of Significant Accounting Policies [Line Items]
Non-monetary asset	$ 24,200